Cash and cash equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash	€ 147,149		€ 52,729
Short-term deposits			117,292
Total cash and cash equivalents	147,149	€ 174,326	170,021	€ 227,073	€ 271,396	€ 100,635
Expected credit loss, cash and cash equivalents	€ 223		€ 0